Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions used	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Canada [Member]
Actuarial benefit obligation
Discount rate	3.20%	3.20%
Benefit costs for the year ended
Discount rate	3.40%	2.80%
Future salary growth	2.50%	2.50%
United States of America, Dollars [Member]
Actuarial benefit obligation
Discount rate	5.30%	2.85%
Benefit costs for the year ended
Discount rate	2.85%	2.75%
Future salary growth